Notes to the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements	Algonquin Power & Utilities Corp. ("AQN" or the "Company") is an entity incorporated under the Canada Business Corporations Act. AQN's operations are organized across two business units consisting of (i) the Regulated Services Group, which primarily owns and operates a portfolio of regulated electric, water distribution and wastewater systems, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile; and (ii) the Hydro Group, which consists of hydroelectric generation facilities located in Canada. Additionally, the Company has a corporate function, the Corporate Group, consisting of corporate interest expense and shared services that primarily support the Regulated Services Group and the Hydro Group, in addition to holding certain ancillary investments. In prior periods, AQN included the Renewable Energy Group as a reportable segment; however, as of January 8, 2025, the assets and liabilities of this segment (excluding the Hydro Group) have been disposed and its net earnings have been reported as discontinued operations (the "discontinued operations") (see note 18).